OTHER INCOME (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Other Income and Expenses [Abstract]
Interest income	$ 38,372	$ 1,753	$ 109,559	$ 1,753	$ 32,994
Grants earned					$ 28,000